Net (Loss) Income Per Share	3 Months Ended
Jun. 30, 2017
Earnings Per Share [Abstract]
Net (Loss) Income Per Share

9. Net (Loss) Income Per Share

During the three months ended June 30, 2017 and 2016, basic net (loss) income per share was determined by dividing net (loss) income by the weighted-average ordinary shares outstanding during the period. Diluted weighted-average shares reflect the dilutive effect of potential ordinary shares including, to the extent their effect was dilutive, ordinary shares issuable upon the exercise of share options and restricted share units based on the treasury stock method.

The following table presents the calculation of basic and diluted net (loss) income per share for the periods presented:

	Three months ended June 30,
	2017	2016
Numerator:
Net (loss) income	$(1,900)	$244
Denominator:
Weighted-average number of ordinary shares used in computing net (loss) income per share applicable to ordinary shareholders - basic	56,292	54,287
Dilutive effect of share equivalents resulting from share options and restricted share units	—	3,368
Weighted-average number of ordinary shares used in computing net (loss) income per share - diluted	56,292	57,655
Net (loss) income per share applicable to ordinary shareholders:
Basic	$(0.03)	$0.00
Diluted	$(0.03)	$0.00

The following potentially dilutive ordinary share equivalents have been excluded from the calculation of diluted weighted-average shares outstanding for the three months ended June 30, 2017 and 2016 as their effect would have been anti-dilutive for the periods presented:

	Three months ended June 30,
	2017	2016
Share options outstanding	7,803	3,071
Unvested restricted share units	35	—